Segment reporting	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Segment reporting
1    Segment reporting
Reportable segments
The Group operated four reportable segments during FY2020, which are aligned with the commodities that are extracted and marketed and reflect the structure used by the Group’s management to assess the performance of the Group.

Reportable segment	Principal activities

Petroleum	Exploration, development and production of oil and gas

Copper	Mining of copper, silver, zinc, molybdenum, uranium and gold

Iron Ore	Mining of iron ore

Coal	Mining of metallurgical coal and energy coal
Unless otherwise noted, the segment reporting information for the years ended 30 June 2019 and 30 June 2018 excludes Discontinued operations, being the Petroleum Onshore US operations comprising the Eagle Ford, Haynesville, Permian and Fayetteville oil and gas assets.
Group and unallocated items includes functions, other unallocated operations including Potash, Nickel West and legacy assets (previously disclosed as closed mines in the Petroleum reportable segment), and consolidation adjustments. Comparative information for the years ended 30 June 2019 and 30 June 2018 have been restated to reflect the inclusion of legacy assets in Group and unallocated items. Revenue not attributable to reportable segments comprises the sale of freight and fuel to third parties, as well as revenues from unallocated operations. Exploration and technology activities are recognised within relevant segments.

Year ended 30 June 2020 US$M	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	4,008	10,666	20,797	6,241	1,219	42,931
Inter-segment revenue	62	–	–	1	(63)	–

Total revenue	4,070	10,666	20,797	6,242	1,156	42,931

Underlying EBITDA	2,207	4,347	14,554	1,632	(669)	22,071

Depreciation and amortisation	(1,445)	(1,740)	(1,608)	(807)	(512)	(6,112)
Impairment losses (1)	(12)	(17)	(22)	(14)	(20)	(85)

Underlying EBIT	750	2,590	12,924	811	(1,201)	15,874

Exceptional items (2)	(6)	(1,228)	(614)	(18)	413	(1,453)
Net finance costs						(911)

Profit before taxation						13,510

Capital expenditure (cash basis)	909	2,434	2,328	603	626	6,900

(Loss)/profit from equity accounted investments, related impairments and expenses	(4)	67	(508)	(68)	1	(512)

Investments accounted for using the equity method	245	1,558	–	776	6	2,585

Total assets	13,071	27,942	23,841	12,110	27,819	104,783

Total liabilities	4,824	3,535	5,441	2,601	36,136	52,537

Year ended 30 June 2019 US$M Restated	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations	Group total
Revenue	5,853	10,838	17,251	9,121	1,225	44,288
Inter-segment revenue	77	–	4	–	(81)	–

Total revenue	5,930	10,838	17,255	9,121	1,144	44,288

Underlying EBITDA	4,061	4,550	11,129	4,067	(649)	23,158

Depreciation and amortisation	(1,560)	(1,835)	(1,653)	(632)	(149)	(5,829)
Impairment losses (1)	(21)	(128)	(79)	(35)	(1)	(264)

Underlying EBIT	2,480	2,587	9,397	3,400	(799)	17,065

Exceptional items (2)	–	–	(971)	–	19	(952)
Net finance costs						(1,064)

Profit before taxation						15,049

Capital expenditure (cash basis)	645	2,735	1,611	655	604	6,250

(Loss)/profit from equity accounted investments, related impairments and expenses	(2)	303	(945)	103	(5)	(546)

Investments accounted for using the equity method	239	1,472	–	853	5	2,569

Total assets	12,434	27,428	22,592	12,124	26,283	100,861

Total liabilities	4,102	3,340	5,106	2,450	34,039	49,037

Year ended 30 June 2018 US$M Restated	Petroleum	Copper	Iron Ore	Coal	Group and unallocated items/ eliminations (3)	Group total
Revenue	5,333	12,781	14,797	8,889	1,329	43,129
Inter-segment revenue	75	–	13	–	(88)	–

Total revenue	5,408	12,781	14,810	8,889	1,241	43,129

Underlying EBITDA	3,393	6,522	8,930	4,397	(59)	23,183

Depreciation and amortisation	(1,719)	(1,920)	(1,721)	(686)	(242)	(6,288)
Impairment losses (1)	(76)	(213)	(14)	(29)	(1)	(333)

Underlying EBIT	1,598	4,389	7,195	3,682	(302)	16,562

Exceptional items (2)	–	–	(539)	–	(27)	(566)
Net finance costs						(1,245)

Profit before taxation						14,751

Capital expenditure (cash basis)	656	2,428	1,074	409	412	4,979

(Loss)/profit from equity accounted investments, related impairments and expenses	(4)	467	(509)	192	1	147

Investments accounted for using the equity method	249	1,335	–	883	6	2,473

Total assets	12,896	26,824	22,208	12,257	37,808	111,993

Total liabilities	3,977	3,145	3,888	2,404	37,909	51,323

(1)	Impairment losses exclude exceptional items of US$409 million (FY2019: US$ nil; FY2018: US$ nil).

(2)
Exceptional items reported in Group and unallocated include Samarco dam failure costs of US$(32) million (FY2019: US$(31) million; FY2018: US$(27) million) and Samarco related other income of US$489 million (FY2019: US$50 million; FY2018: US$ nil). Refer to note 3 ‘Exceptional items’ for further information.

(3)	Total assets and total liabilities include balances for the year ended 30 June 2018 relating to Onshore US assets.

Geographical information

	Revenue by location of customer
	2020	2019	2018
	US$M	US$M	US$M
Australia	2,232	2,568	2,304
Europe	1,156	1,875	1,886
China	26,576	24,274	22,660
Japan	3,904	4,193	4,628
India	1,475	2,479	2,439
South Korea	2,666	2,550	2,588
Rest of Asia	2,583	2,940	2,620
North America	1,827	2,442	2,715
South America	315	662	1,054
Rest of world	197	305	235

	42,931	44,288	43,129

	Non-current assets by location of assets
	2020	2019	2018
	US$M	US$M	US$M
Australia	47,286	45,013	45,157
North America	9,682	8,633	8,246
South Americ a	18,179	18,404	18,267
Rest of world	1,955	371	154
Unallocated assets (1)	6,210	5,067	5,039

	83,312	77,488	76,863

(1)	Unallocated assets comprise deferred tax assets and other financial assets.
Underlying EBITDA
Underlying EBITDA is earnings before net finance costs, depreciation, amortisation and impairments, taxation expense, Discontinued operations and any exceptional items. Underlying EBITDA includes BHP’s share of profit/(loss) from investments accounted for using the equity method including net finance costs, depreciation, amortisation and impairments and taxation expense.
Exceptional items are excluded from Underlying EBITDA in order to enhance the comparability of such measures from period-to-period
and provide investors with further clarity in order to assess the underlying performance of the Group’s operations. Management monitors exceptional items separately. Refer to note 3 ‘Exceptional items’ for additional detail.
Segment assets and liabilities
Total segment assets and liabilities of reportable segments represents operating assets and operating liabilities, including the carrying amount of equity accounted investments and predominantly excludes cash balances, loans to associates, interest bearing liabilities and deferred tax balances. The carrying value of investments accounted for using the equity method represents the balance of the Group’s investment in equity accounted investments, with no adjustment for any cash balances, interest bearing liabilities or deferred tax balances of the equity accounted investment.